Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Detailed Information About Property, Plant and Equipment

	Exploration and Production			Oil Sands Mining and Upgrading	Midstream and Refining	Head Office	Total
	North America	North Sea	Offshore Africa
Cost
At December 31, 2020	$73,997	$7,283	$3,963	$45,710	$457	$485	$131,895
Additions/Acquisitions	4,146	208	48	1,526	9	23	5,960
Transfers from exploration and evaluation assets	73	—	—	150	—	—	223
Derecognitions (1)	(382)	3	—	(530)	—	—	(909)
Foreign exchange adjustments and other	—	(56)	(31)	—	—	—	(87)
At December 31, 2021	77,834	7,438	3,980	46,856	466	508	137,082
Additions/Acquisitions	3,564	304	75	1,380	8	25	5,356
Transfers from exploration and evaluation assets	71	—	—	—	—	—	71
Derecognitions (1)	(394)	(1)	—	(469)	—	—	(864)
Disposals	—	—	—	(35)	—	—	(35)
Foreign exchange adjustments and other	—	517	277	—	—	3	797
At December 31, 2022	$81,075	$8,258	$4,332	$47,732	$474	$536	$142,407

Accumulated depletion and depreciation
At December 31, 2020	$49,641	$5,853	$2,822	$7,289	$168	$370	$66,143
Expense	3,468	149	118	1,733	15	25	5,508
Derecognitions (1)	(382)	3	—	(530)	—	—	(909)
Foreign exchange adjustments and other	5	(54)	(17)	7	—	(1)	(60)
At December 31, 2021	52,732	5,951	2,923	8,499	183	394	70,682
Expense	3,502	117	148	1,684	15	23	5,489
Derecognitions (1)	(394)	(1)	—	(469)	—	—	(864)
Disposals	—	—	—	(2)	—	—	(2)
Recoverability charge	—	1,620	—	—	—	—	1,620
Foreign exchange adjustments and other	(5)	419	206	—	—	3	623
At December 31, 2022	$55,835	$8,106	$3,277	$9,712	$198	$420	$77,548

Net book value
At December 31, 2022	$25,240	$152	$1,055	$38,020	$276	$116	$64,859
At December 31, 2021	$25,102	$1,487	$1,057	$38,357	$283	$114	$66,400
(1)An asset is derecognized when no future economic benefits are expected to arise from its continued use or disposal.

Summary of Net Assets Acquired and Liabilities Assumed	The following provides a summary of the net assets acquired relating to the acquisition:

Property, plant and equipment	$1,114
Exploration and evaluation assets	13
Working capital	20
Long-term debt	(183)
Asset retirement obligations	(18)
Other long-term liabilities	(35)
Deferred tax liability	(140)
Net assets acquired	$771
The following provides a summary of the gain on acquisition:

Net assets acquired	$328
Less: cash consideration	111
Gain on acquisition	$217